Parent Company Only Condensed Financial Information (Details) - Schedule of Condensed Balance Sheets - Parent Company [Member] - USD ($)		Jun. 30, 2023	Jun. 30, 2022
CURRENT ASSETS
Cash		$ 1,095,007	$ 9,085,082
Prepaid expenses and other current assets		4,179,826	4,250,071
Due from subsidiaries and the VIE		2,607,402
TOTAL CURRENT ASSETS		7,882,235	13,335,153
Intangible asset, net			696,000
Other non-current assets		5,062,966	8,903,166
Investments in subsidiaries, consolidated VIE, and VIE’s subsidiaries		13,821,695	29,919,831
TOTAL ASSETS		26,766,896	52,854,150
LIABILITIES AND SHAREHOLDERS’ EQUITY
Other Payable		31,600	90,165
TOTAL CURRENT LIABILITIES		31,600	90,165
TOTAL LIABILITIES		31,600	90,165
SHAREHOLDERS’ EQUITY
Ordinary shares (par value $0.01 per share; 4,400,000 Class A ordinary shares authorized, 1,828,693 Class A ordinary shares issued and outstanding as of June 30, 2022 and 2023, respectively; 600,000 Class B ordinary shares authorized, 576,308 Class B ordinary shares issued and outstanding as of June 30, 2022 and 2023)*	[1]	24,050	24,050
Subscription receivable		(15,441)	(15,441)
Additional paid-in capital		40,174,260	40,158,643
Retained earnings		(11,802,701)	12,527,714
Accumulated other comprehensive (loss) income		(1,644,872)	69,019
TOTAL SHAREHOLDERS’ EQUITY		26,735,296	52,763,985
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY		$ 26,766,896	$ 52,854,150

[1]	Retroactively restated to reflect 1-for-10 share consolidation effective on October 26, 2023